Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Collateralized Transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 923	¥ 1,039
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	4,133	2,827
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	890	1,049
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 153	¥ 177